Subsequent Events	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
Subsequent Events
Note 9: Subsequent Events

On December 5, 2019, the Company entered into an exchange agreement with the holder of a majority of its March 2019 Convertible Notes. The exchange agreement and the related revised March 2019 note agreement revised the conversion price to $40.00 per share, extended the term of the March 2019 notes to March 1, 2022, provided for a revised quarterly amortization schedule beginning April 1, 2020, and removed certain anti-dilution terms of the related March 2019 warrants. The holder also exchanged $222,000 of December 2018 Notes by extending the term to coincide with the revised term of the March 2019 notes and for the revised amortization schedule. The Company agreed to issue an additional $200,000 of consideration to the holder, payable in common stock, as consideration for this exchange and agreed to increase the principal outstanding on the notes exchanged by 10% from $222,000 for the December 2018 notes to $244,000 and from $2,445,000 for the March 2019 notes to $2,890,000. On December 11, 2019, the Company issued 21,750 shares of common stock to the holder in satisfaction of the additional $200,000 of consideration. As of November 30, 2019, the Company classified $778,000 of the $1,245,000 carrying value of the notes exchanged as long-term liabilities.

On December 17, 2019 the Company effected a 1 for 40 reverse stock split. All common shares, common share warrants, common share options, and convertible note conversion prices have been retroactively adjusted.

On December 23, 2019, the Company issued 428 shares to each of Messrs. Higgins and White, both Directors of the Company, in settlement of shares promised in December 2018 but not issued. The fair value on the date issued for the combined issuance of 856 shares was $7,000.

On January 6, 2020 the Company entered into an asset purchase agreement with a third party that assigned client contracts representing approximately 60% of the recurring business as of November 30, 2019 and certain operating assets in exchange for up to approximately $19.2 million of consideration. The Company received $9.7 million upon closing and expects to receive additional proceeds of approximately $2.4 million per year, payable monthly, for the next four years after certain transaction conditions are met. The Company evaluated the transaction and determined that as of November 30, 2019 the criteria were not met to designate any assets as assets held for sale.

In January 2020, the Company paid the damages claim with Alpha Capital as described in Note 8 aboveIn January 2020, Alpha Capital Anstalt (ACA) was awarded a judgment for $500,000 consisting of the $310,000 notes and $190,000 of damages. The damages were fully accrued for as of November 30, 2019. On January 16, 2020, Alpha Capital converted all remaining June and December 2018 Note balances at $12.20 per share. January 20, 2020, the Company paid the damages award in cash.

On January 17, 2020, the Company and MEF I settled all claims and repaid all note principal remaining, accrued damages, and accrued interest with the issuance of 20,000 shares of common stock and payment of $725,000 in cash.

On January 22, 2020, the Company and Dominion Capital LLC settled all claims and repaid all note principal remaining, accrued damages, and accrued interest with the issuance of 83,543 shares of common stock and payment of $1,322,000 in cash.

Management has evaluated subsequent events pursuant to the issuance of the interim unaudited consolidated financial statements and has determined that other than listed above, no other subsequent events exist through the date of this filing.

On November 14, the Company filed a preliminary proxy requesting a 1 for 40 reverse split of our common shares. We have received the majority shareholder approval for the reverse split and the Company expects the reverse split to be effective on December 16, 2019.

On December 4, 2019 the Company received a notice from the Nasdaq Capital Market stating that the Company will be delisted on December 13, 2019 unless the Company files for a hearing by December 11, 2019. The Company requested a hearing on December 9, 2019 and has a hearing scheduled for January 23, 2020.

On December 5, 2019, the Company entered into an exchange agreement with the holder of a majority of its March 2019 Convertible Notes. The exchange agreement and the related revised March 2019 note agreement revised the conversion price to $40.00 per share, extended the term of the March 2019 notes to March 1, 2022, provided for a revised quarterly amortization schedule beginning April 1, 2020, and removed certain anti-dilution terms of the related March 2019 warrants. The holder also exchanged $222,000 of December 2018 Notes by extending the term to coincide with the revised term of the March 2019 notes and for the revised amortization schedule. The Company agreed to issue an additional $200,000 of consideration to the holder, payable in common stock, as consideration for this exchange and agreed to increase the principal outstanding on the notes exchanged by 10% from $222,000 for the December 2018 notes to $244,000 and from $2,445,000 for the March 2019 notes to $2,890,000. On December 11, 2019, the Company issued 870,000 shares of common stock to the holder in satisfaction of the additional $200,000 of consideration.

Management has evaluated subsequent events pursuant to the issuance of the consolidated financial statements and has determined that no additional subsequent events occurred through the date of this filing that would require disclosure.